Leases (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of leases [Abstract]
Schedule of Lease Assets

	Product transportation and storage	Field equipment and power	Offshore vessels and equipment	Office leases and other	Total
At January 1, 2019 (1)	$823	$332	$252	$132	$1,539
Additions	452	43	12	20	527
Depreciation	(106)	(54)	(72)	(27)	(259)
Derecognitions	—	(6)	—	—	(6)
Foreign exchange adjustments and other	(3)	2	(10)	(1)	(12)
At December 31, 2019	$1,166	$317	$182	$124	$1,789

(1)
The Company adopted IFRS 16 "Leases" on January 1, 2019 using the modified retrospective approach. At December 31, 2018, the Company did not report any finance leases in accordance with its previous accounting policy for leases.

LEASE ASSETS, BY SEGMENT

Dec 31 2019
Exploration and Production
North America	$300
North Sea	38
Offshore Africa	154
Oil Sands Mining and Upgrading	1,191
Head office	106
$1,789

Schedule of Lease Liabilities	Lease liabilities at December 31, 2019 were as follows:

Dec 31 2019
Lease liabilities	$1,809
Less: current portion	233
$1,576

Schedule of Leases Impact on Net Earnings and Cash Flow
Other amounts included in net earnings and cash flows during 2019 are provided below:

Dec 31 2019
Expenses relating to short-term leases (1)	$448
Interest expense on lease liabilities	$70
Variable lease payments not included in the measurement of lease liabilities	$118
Total cash outflows for leases (2)	$1,178

(1)	During 2019, the Company capitalized $305 million of short-term leases as additions to property, plant and equipment.

(2)	Comprised of cash outflows relating to lease liabilities, short-term leases, and variable lease payments.

Reconciliation of IFRS 16 Impact
A reconciliation showing the impact of adoption of the standard is provided below:

Jan 1 2019
Leases previously reported as commitments at December 31, 2018 (1) (2)	$1,430
Impact of discounting	(317)
Leases previously reported as commitments, discounted at January 1, 2019	1,113

Leases recognized at adoption on January 1, 2019:
Lease extension options and renewals reasonably certain to be exercised	243
Arrangements determined to be leases under IFRS 16	83
Leases entered into on behalf of a joint operation (3)	100
Lease liabilities recognized at January 1, 2019	$1,539

(1)	At December 31, 2018, the Company did not report any finance leases in accordance with its previous accounting policy for leases.

(2)
Commitments for operating leases, previously reported in note 20, are now reported as part of lease liabilities and included in other long-term liabilities in note 12. Operating leases previously reported in note 20 have been aggregated into one line in the reconciliation table. Other non-lease commitments continue to be reported in the table in note 20.

(3)
In accordance with the previous accounting for operating leases used in joint operations, the Company reported commitments and related expenses in accordance with the Company's proportionate interest in these joint operations. Under IFRS 16, where the Company acts as the operator of a joint operation, the Company recognizes 100% of the related lease asset and lease liability.